CHAPMAN AND CULTER LLP
                              111 W. MONROE STREET
                                CHICAGO, IL 60603



                                  May 15, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:     First Trust Exchange-Traded Fund


Ladies and Gentlemen:

         On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 46 and under the Investment Company Act of 1940, as amended, Amendment No. 46 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust NASDAQ(R) ABA(R) Community Bank Index Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act. We request that effectiveness of this filing be accelerated to June 12, 2009.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                         Very truly yours,

                                         CHAPMAN AND CUTLER LLP


                                         By: /s/ Morrison C. Warren
                                            ---------------------------------
                                             Morrison C. Warren

Enclosures
 cc:   W. Scott Jardine
       Eric F. Fess